LEASE (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Components of Lease Cost
The components of lease expense were as follows for the periods presented:

	Year ended December 31,
	2024	2023	2022

Operating and variable lease cost	$42,080	$38,839	$36,679
Short-term lease cost	1,974	1,916	2,405

Total operating lease cost	$44,054	$40,755	$39,084

Schedule of Supplemental Cash Flow Information

	December 31,
	2024	2023

Weighted average remaining lease term	17.93	17.88
Weighted average discount rate	5.8%	5.7%

Schedule of Future Minimum Lease Payments of Operating Lease Liabilities

Fiscal years ending December 31,	December 31, 2024

2025	$28,709
2026	38,437
2027	37,532
2028	37,789
2029	36,625
Thereafter	464,604

Total undiscounted lease payments	$643,696

Less imputed interest	$246,630

Total lease liabilities	$397,066